Deferred Tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	£ (216)	£ (237)
Differences on exchange	852	(39)
Subsidiaries acquired	(27,071)	(6)
(Charged)/credited to the income statement	152	(4)	£ 11
– deferred tax relating to changes in tax rates	(9,620)		15
(Charged)/credited to other comprehensive income	(133)	70	(9)
At 31 December	(16,796)	(216)	(237)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	31	30
Differences on exchange	2	6
Subsidiaries acquired	(375)
(Charged)/credited to the income statement	180	(5)
– deferred tax relating to changes in tax rates	71
At 31 December	(91)	31	30
ENA
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	(58)	(132)
Differences on exchange	15	(18)
Subsidiaries acquired	(234)	(6)
(Charged)/credited to the income statement	19	98
– deferred tax relating to changes in tax rates	84
At 31 December	(174)	(58)	(132)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	89	53
Differences on exchange	(6)	13
(Charged)/credited to the income statement	30	23
At 31 December	113	89	53
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	(392)	(255)
Differences on exchange	13	(41)
(Charged)/credited to the income statement	138	(96)
At 31 December	(241)	(392)	(255)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	117	48
Differences on exchange	(12)	4
Subsidiaries acquired	514
(Charged)/credited to the income statement	10	1
– deferred tax relating to changes in tax rates	(194)
(Charged)/credited to other comprehensive income	(171)	64
At 31 December	264	117	48
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	(95)	(108)
Differences on exchange	862	(20)
Subsidiaries acquired	(28,091)
(Charged)/credited to the income statement	66	33
– deferred tax relating to changes in tax rates	9,935
At 31 December	(17,323)	(95)	(108)
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
At 1 January	92	127
Differences on exchange	(22)	17
Subsidiaries acquired	1,115
(Charged)/credited to the income statement	(291)	(58)
– deferred tax relating to changes in tax rates	(276)
(Charged)/credited to other comprehensive income	38	6
At 31 December	£ 656	£ 92	£ 127